Main Regulations - Additional Information (Detail 1)	Dec. 13, 2023	Nov. 21, 2023	Nov. 17, 2023	Oct. 25, 2023	Dec. 21, 2023
Decree Of Necessity And Urgency DNU By Its Acronym in Spanish No 702023 [Member]
Main regulations [line items]
Maximum percentage of permissible interest in gas stations					40.00%
Communication "A" 7,853 [member] | For Trading Securities Quoted In Foreign Currency [Member]
Main regulations [line items]
Percentage of proceeds from hydorcarbon to be used				25.00%
Communication "A" 7,853 [member] | To Be Settled In Foreign Exchange Market [Member]
Main regulations [line items]
Percentage of proceeds from hydorcarbon to be used				75.00%
Communication "A" 7,867 [member] | For Trading Securities Quoted In Foreign Currency [Member]
Main regulations [line items]
Percentage of proceeds from hydorcarbon to be used			30.00%
Communication "A" 7,867 [member] | To Be Settled In Foreign Exchange Market [Member]
Main regulations [line items]
Percentage of proceeds from hydorcarbon to be used			70.00%
Revised notification Decree No. 597/2023 [member] | For Trading Securities Quoted In Foreign Currency [Member]
Main regulations [line items]
Percentage of proceeds from hydorcarbon to be used		50.00%
Revised notification Decree No. 597/2023 [member] | To Be Settled In Foreign Exchange Market [Member]
Main regulations [line items]
Percentage of proceeds from hydorcarbon to be used		50.00%
Decrees No. 28/2023 [member] | For Trading Securities Quoted In Foreign Currency [Member]
Main regulations [line items]
Percentage of proceeds from hydorcarbon to be used	20.00%
Decrees No. 28/2023 [member] | To Be Settled In Foreign Exchange Market [Member]
Main regulations [line items]
Percentage of proceeds from hydorcarbon to be used	80.00%